Property and Equipment, Net - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Property Plant And Equipment [Abstract]
Depreciation expense	$ 300	$ 400	$ 1,213	$ 874